Risk (Tables)	12 Months Ended
Dec. 31, 2018
Risk Tables Abstract
Financial risk management
	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, debt investments	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost and trade payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

Assets exposed to risk
December 31, 2018
Non-current financial assets	207
Current financial assets	101,184
Cash and cash equivalents	55,386
Total assets exposed to the risk	156,777
Conversion rate EUR/USD at reporting date 1/1.1450

Sensitivity analysis
	Conversion rate	Profit/(loss) in P&L	carrying amount
Euro weakens by 1% against U.S. dollars	1.1565	(1,552)	155,225
Euro strengths by 1% against U.S. dollars	1.1336	1,584	158,361
Euro weakens by 5% against U.S. dollars	1.2023	(7,466)	149,311
Euro strengths by 5% against U.S. dollars	1.0878	8,251	165,028
Euro weakens by 10% against U.S. dollars	1.2595	(14,252)	142,525
Euro strengths by 10% against U.S. dollars	1.0305	17,420	174,197

Liquidity risk
	December 31, 2017	December 31, 2018
	(in thousands of €)
Cash and cash equivalents
Short-term deposits	120,105	32,919
Cash at banks	3,177	22,468
Total	123,282	55,386
Marketable Securities
Securities and other Investments (current)	—	100,868
Total	—	100,868
Other financial assets
Other (non-current portion)	20	207
Other (current)	—	316
Total	20	523
Total funds available	123,302	156,777